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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ];   Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets, Inc.
Address: 11455 El Camino Real, Suite 200
         San Diego, CA 92130

Form 13F File Number: 028-11686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert F. Barton
Title: Chief Financial Officer
Phone: 858-350-2600

Signature, Place, and Date of Signing:


/s/ Robert F. Barton                    San Diego, CA   8/12/2009
-------------------------------------   [City, State]     [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          4

Form 13F Information Table Value Total:   $135,703
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name

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                           Form 13-F Information Table
                               as of June 30, 2009

                   TITLE                                                                             VOTING AUTHORITY
                     OF                  VALUE     SHARES/    SH/   PUT/   INVSTMT     OTHER    -------------------------
NAME OF ISSUER     CLASS     CUSIP     (x$1000)    PRN AMT    PRN   CALL   DSCRETN   MANAGERS      SOLE     SHARED   NONE
--------------     -----   ---------   --------   ---------   ---   ----   -------   --------   ---------   ------   ----
WELLS FARGO CORP    com    949746101    135,181   5,572,161    SH            sole               5,572,161
AMBAC FINANCIAL     com    023139108        107     116,600    SH            Sole                 116,600
CITIGROUP INC       com    125581108        328     110,600    SH            Sole                 110,600
MBIA INC            com    55262C100         87      20,000    SH            Sole                  20,000

TOTAL                                   135,703   5,819,361                                     5,819,361